Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 10,868	$ 11,975	$ 14,237
Total income tax benefit recognized in income for stock based compensation plans	3,994	4,401	5,232
Total intrinsic value of stock options exercised	16,922	15,671	12,925
Total intrinsic value of stock awards vested during the period	$ 4,298	$ 2,786	$ 3,757
Per-share weighted averaged grant-date fair value of stock awards granted	$ 74.60	$ 41.49	$ 64.74